SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Estimated Useful Life Of Property and Equipment
Description	Estimated Useful Life

Office equipment and furniture	5 to 7 years
Leasehold improvements	3 years
Computer equipment	3 years

Potentially Dilutive Securities
As of December 31, 2013, potentially dilutive securities include:

December 31, 2013

Warrants to purchase common stock	34,181,166
Options to purchase common stock	5,594,151
Total potentially dilutive securities	39,775,318